Note 4 - Loans (Details) - Impaired Loans - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Total
Recorded investment	$ 2,585	$ 1,472
Unpaid principal balance	2,585	1,472
Related Allowance	9	6
Average recorded investment	2,602	1,577
Interest income recognized	36	61
Total
Loans, recorded investment-with no allowance	2,184	1,033
Loans, unpaid principal balance-with no allowance	2,184	1,033
Loans, average recorded investment-with no allowance	2,185	1,205
Loans, interest income recognized-with no allowance	36	61
Loans with related allowance recorded, recorded investment	401	439
Loans with related allowance recorded, unpaid principal balance	401	439
Loans with related allowance recorded, average recorded investment	417	372
Related Allowance	$ 9	6
Commercial Real Estate Other Receivable [Member] (Deprecated 2015-01-31)
Total
Recorded investment		439
Unpaid principal balance		439
Related Allowance		6
Average recorded investment		372
Total
Related Allowance		6
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31)
Total
Recorded investment			$ 1,325
Unpaid principal balance			1,325
Related Allowance		6
Average recorded investment			1,324
Interest income recognized			9
Total
Loans, recorded investment-with no allowance		1,033	1,325
Loans, unpaid principal balance-with no allowance		1,033	1,325
Loans, average recorded investment-with no allowance		1,205	1,324
Loans, interest income recognized-with no allowance		61	9
Loans with related allowance recorded, recorded investment		439
Loans with related allowance recorded, unpaid principal balance		439
Loans with related allowance recorded, average recorded investment		372
Related Allowance		6
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Residential Portfolio Segment [Member]
Total
Recorded investment		170	175
Unpaid principal balance		170	175
Average recorded investment		172	178
Interest income recognized		5	6
Total
Loans, recorded investment-with no allowance		170	175
Loans, unpaid principal balance-with no allowance		170	175
Loans, average recorded investment-with no allowance		172	178
Loans, interest income recognized-with no allowance		5	6
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Other Receivable [Member] (Deprecated 2015-01-31)
Total
Recorded investment		860	924
Unpaid principal balance		860	924
Average recorded investment		896	929
Interest income recognized			3
Total
Loans, recorded investment-with no allowance		860	924
Loans, unpaid principal balance-with no allowance		860	924
Loans, average recorded investment-with no allowance		896	929
Loans, interest income recognized-with no allowance			3
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Construction Financing Receivable [Member] (Deprecated 2015-01-31)
Total
Recorded investment			222
Unpaid principal balance			222
Average recorded investment		133	212
Interest income recognized		56
Total
Loans, recorded investment-with no allowance			222
Loans, unpaid principal balance-with no allowance			222
Loans, average recorded investment-with no allowance		133	212
Loans, interest income recognized-with no allowance		56
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial and Industrial [Member]
Total
Related Allowance		6
Total
Loans with related allowance recorded, recorded investment		439
Loans with related allowance recorded, unpaid principal balance		439
Loans with related allowance recorded, average recorded investment		372
Related Allowance		6
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Home Equity Line of Credit [Member]
Total
Recorded investment		3	4
Unpaid principal balance		3	4
Average recorded investment		4	5
Total
Loans, recorded investment-with no allowance		3	4
Loans, unpaid principal balance-with no allowance		3	4
Loans, average recorded investment-with no allowance		$ 4	$ 5